                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
  (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                               VALUE
  -------------                                                                                       -------------

                    COMMON STOCKS (98.0%)
                    Data Processing Services (1.9%)
       136,690      Western Union Co.                                                                 $   2,962,072
                                                                                                       -------------

                    Finance/Rental/Leasing (10.0%)
       148,400      Fannie Mae                                                                            8,418,732
       113,200      Freddie Mac                                                                           7,265,176
                                                                                                       -------------
                                                                                                         15,683,908
                                                                                                       -------------
                    Financial Conglomerates (20.3%)
       178,800      American Express Co.                                                                 10,168,356
       253,800      Citigroup, Inc.                                                                      12,791,520
       121,300      JPMorgan Chase & Co.                                                                  5,992,220
        23,800      State Street Corp. (a)                                                                1,559,138
        26,100      UBS AG (Switzerland)                                                                  1,540,944
                                                                                                       -------------
                                                                                                         32,052,178
                                                                                                       -------------
                    Financial Publishing/Services (5.8%)
        33,200      Dun & Bradstreet Corp.                                                                2,930,896
        48,700      Moody's Corp.                                                                         3,151,864
        58,800      Morningstar, Inc. * (a)                                                               3,012,324
                                                                                                       -------------
                                                                                                          9,095,084
                                                                                                       -------------
                    Insurance Brokers/Services (3.7%)
       197,200      Marsh & McLennan Companies, Inc.                                                      5,801,624
                                                                                                       -------------

                    Investment Banks/Brokers (17.2%)
        62,500      Ameriprise Financial, Inc.                                                            3,653,750
       150,000      Evercore Partners, Inc. (Class A) (a)                                                 4,813,500
         7,800      Goldman Sachs Group, Inc. (The)                                                       1,572,480
       102,800      Greenhill & Co., Inc.                                                                 6,926,664
        23,000      IntercontinentalExchange Inc. (a) *                                                   3,469,550
       129,300      OptionsXpress Holdings, Inc. (a)                                                      3,001,053
       232,500      TD AmeriTrade Holding Corp. (a)                                                       3,720,000
                                                                                                       -------------
                                                                                                         27,156,997
                                                                                                       -------------
                    Investment Managers (9.1%)
       192,700      Calamos Asset Management Inc. (Class A) (a)                                           5,014,054
       162,383      Fortress Investment Grp - CL A (a)                                                    4,903,967
       209,100      Janus Capital Group, Inc. (a)                                                         4,443,375
                                                                                                       -------------
                                                                                                         14,361,396
                                                                                                       -------------
                    Life/Health Insurance (1.9%)
        48,300      MetLife, Inc.                                                                         3,050,145
                                                                                                       -------------

                    Major Banks (12.5%)
       217,953      Bank of America Corp.                                                                11,087,269
       105,700      Bank of New York Co., Inc. (The)                                                      4,293,534
        16,458      Raiffeisen International Bank Holdings **                                             2,197,562
        58,900      Wells Fargo & Co.                                                                     2,043,830
                                                                                                       -------------
                                                                                                         19,622,195
                                                                                                       -------------
                    Multi-Line Insurance (1.9%)
        32,400      Hartford Financial Services Group, Inc. (The)                                         3,063,744
                                                                                                       -------------

                    Property - Casualty Insurers (9.7%)
         1,200      Berkshire Hathaway Inc. (Class B) * (a)                                               4,227,600
        33,100      Transatlantic Holdings, Inc.                                                          2,187,910
        78,400      Travelers Companies, Inc. (The)                                                       3,979,584
        69,300      XL Capital Ltd. (Class A) (Cayman Islands)                                            4,920,300
                                                                                                       -------------
                                                                                                         15,315,394
                                                                                                       -------------
                    Regional Banks (4.0%)
        99,600      Fifth Third Bancorp (a)                                                               4,011,888
        42,900      First Republic Bank (a)                                                               2,299,440
                                                                                                       -------------
                                                                                                          6,311,328
                                                                                                       -------------
                    TOTAL COMMON STOCKS
                      (Cost $127,909,277)                                                               154,476,065
                                                                                                       -------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS
  -------------
                    SHORT-TERM INVESTMENTS (16.5%)
                    SECURITY PURCHASED FROM SECURITIES
                    LENDING COLLATERAL (14.4%)
    $   22,709      The Bank of New York Institutional Cash Reserve Fund
                      (Cost $22,708,700)                                                                 22,708,700
                                                                                                       -------------

                    REPURCHASE AGREEMENT (2.1%)
         3,245      Joint repurchase agreement account 5.315% due 03/01/07
                    (dated 02/28/07; proceeds $3,245,479) (b)
                      (Cost $3,245,000)                                                                   3,245,000
                                                                                                       -------------

                    TOTAL SHORT-TERM INVESTMENTS
                      (Cost $25,953,700)                                                                 25,953,700
                                                                                                       -------------

                    TOTAL INVESTMENTS
                      (Cost $153,862,977) (c)                                          114.5%           180,429,765
                    LIABILITIES IN EXCESS OF OTHER ASSETS                              (14.5)           (22,819,088)
                                                                                    -------------      -------------
                    NET ASSETS                                                         100.0%          $157,610,677
                                                                                    =============      =============

------------------

       *       Non-income producing security.

       **      Security with total market value equal to $2,197,562 has been valued at its fair value as determined in good faith under procedures established by and under the gerneral supervision of the Fund's Trustees.

       (a)     As of February 28, 2007 all or a portion of this security
               with a total value of $22,291,027 was on loan and secured by collateral of $22,708,700 which was received as cash and
               subsequently invested in The Bank of New York Institutional
               Cash Reserve Fund as reported in the portfolio of
               investments.

       (b)     Collateralized by federal agency and U.S. Treasury
               obligations.

       (c)     The aggregate cost for federal income tax purposes
               approximates the aggregate cost for book purposes. The
               aggregate gross unrealized appreciation is $27,746,264 and the aggregate gross unrealized depreciation is $1,179,476, resulting in net unrealized appreciation of $26,566,788.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2007

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Financial
     Services Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)   Omitted;

     (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2007

                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Financial
     Services Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)   Omitted;

     (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2007

                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       5